Taxation (Details 3) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Unrecognized tax losses	Dec. 31, 2011 Unrecognized tax losses	Dec. 31, 2010 Unrecognized tax losses	Dec. 31, 2012 Accrued salaries and other expenses	Dec. 31, 2011 Accrued salaries and other expenses	Dec. 31, 2010 Accrued salaries and other expenses	Dec. 31, 2012 Advertising expenses	Dec. 31, 2011 Advertising expenses	Dec. 31, 2010 Advertising expenses
Composition of income tax expenses
Current tax expenses		8,753	19,921	11,242
Deferred taxation	76	474	(1,814)	(1,231)
Income tax expenses	1,481	9,227	18,107	10,011
Reconciliation of the differences between the PRC statutory EIT rate
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Effect of non-deductible expenses	4.90%	4.90%	10.50%	9.80%
Effect of lower tax rates in other jurisdictions	0.30%	0.30%	(2.40%)
Effect of change in tax rate				1.50%
Effect of preferential tax treatments	(19.20%)	(19.20%)	(12.60%)	(9.10%)
Tax incentives for research and development expenses	(3.10%)	(3.10%)
Changes in valuation allowance	5.60%	5.60%	12.20%	10.30%	1.70%	2.80%	0.60%	0.20%	0.10%	(3.70%)	3.70%	9.30%	13.40%
Effective income tax rate	13.50%	13.50%	32.70%	37.50%
Percentage of the research and development expenses incurred in an year that may be claimed as an additional tax deduction	50.00%	50.00%
Effect of the preferential tax treatments
Preferential tax treatments impact to net income to ordinary shareholders		15,201	6,972	6,973
Per share effect, basic		0.33	0.18	0.26
Per share effect, diluted		0.32	0.16	0.26